Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Common share cash dividends declared (in dollars per share)	$ 3.89	$ 2.16	$ 1.88
Repurchased number of shares of Class A common stock (in shares)		1,500,000